Distribution Date:	05/17/23	BENCHMARK 2019-B11 Mortgage Trust
Determination Date:	05/11/23
Next Distribution Date:	06/16/23
Record Date:	04/28/23	Commercial Mortgage Pass-Through Certificates
Series 2019-B11
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		General Information Number	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	6		Association
Bond / Collateral Reconciliation - Cash Flows	7		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	8		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		Don Simon	(203) 660-6100
Delinquency Loan Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Directing Holder	RREF III Debt AIV, L.P.
Historical Liquidated Loan Detail	25		-
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162BBA9	2.568200%	14,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162BBB7	3.409700%	81,700,000.00	57,679,455.73	308,809.58	163,891.37	0.00	0.00	472,700.95	57,370,646.15	31.16%	30.00%
A-3	08162BBC5	3.261600%	20,600,000.00	20,600,000.00	0.00	55,990.80	0.00	0.00	55,990.80	20,600,000.00	31.16%	30.00%
A-4	08162BBD3	3.280500%	215,325,000.00	215,325,000.00	0.00	588,644.72	0.00	0.00	588,644.72	215,325,000.00	31.16%	30.00%
A-5	08162BBE1	3.542100%	379,930,000.00	379,930,000.00	0.00	1,121,458.38	0.00	0.00	1,121,458.38	379,930,000.00	31.16%	30.00%
A-SB	08162BBF8	3.393200%	18,615,000.00	18,615,000.00	0.00	52,637.02	0.00	0.00	52,637.02	18,615,000.00	31.16%	30.00%
A-S	08162BBJ0	3.784000%	125,292,000.00	125,292,000.00	0.00	395,087.44	0.00	0.00	395,087.44	125,292,000.00	18.70%	18.00%
B	08162BBK7	3.955300%	43,070,000.00	43,070,000.00	0.00	141,962.31	0.00	0.00	141,962.31	43,070,000.00	14.41%	13.88%
C	08162BBL5	3.750000%	40,459,000.00	40,459,000.00	0.00	126,434.38	0.00	0.00	126,434.38	40,459,000.00	10.39%	10.00%
D	08162BAJ1	3.000000%	23,492,000.00	23,492,000.00	0.00	58,730.00	0.00	0.00	58,730.00	23,492,000.00	8.05%	7.75%
E	08162BAL6	3.000000%	18,272,000.00	18,272,000.00	0.00	45,680.00	0.00	0.00	45,680.00	18,272,000.00	6.23%	6.00%
F	08162BAN2	3.312000%	18,271,000.00	18,271,000.00	0.00	50,427.96	0.00	0.00	50,427.96	18,271,000.00	4.42%	4.25%
G	08162BAQ5	3.312000%	10,441,000.00	10,441,000.00	0.00	28,817.16	0.00	0.00	28,817.16	10,441,000.00	3.38%	3.25%
H*	08162BAS1	3.312000%	33,934,181.00	33,934,181.00	0.00	45,469.98	0.00	0.00	45,469.98	33,934,181.00	0.00%	0.00%
VRR	08162BAY8	4.492696%	54,952,694.03	52,914,770.64	16,253.14	195,572.07	0.00	0.00	211,825.21	52,898,517.50	0.00%	0.00%
R	08162BAW2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	08162BAU6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,099,053,875.03	1,058,295,407.37	325,062.72	3,070,803.59	0.00	0.00	3,395,866.31	1,057,970,344.65

X-A	08162BBG6	1.002230%	856,162,000.00	817,441,455.73	0.00	682,719.99	0.00	0.00	682,719.99	817,132,646.15
X-B	08162BBH4	0.636837%	83,529,000.00	83,529,000.00	0.00	44,328.63	0.00	0.00	44,328.63	83,529,000.00
X-D	08162BAA0	1.492696%	41,764,000.00	41,764,000.00	0.00	51,950.78	0.00	0.00	51,950.78	41,764,000.00
X-F	08162BAC6	1.180696%	18,271,000.00	18,271,000.00	0.00	17,977.07	0.00	0.00	17,977.07	18,271,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	08162BAE2	1.180696%	10,441,000.00	10,441,000.00	0.00	10,273.04	0.00	0.00	10,273.04	10,441,000.00
X-H	08162BAG7	1.180696%	33,934,181.00	33,934,181.00	0.00	33,388.28	0.00	0.00	33,388.28	33,934,181.00
Notional SubTotal			1,044,101,181.00	1,005,380,636.73	0.00	840,637.79	0.00	0.00	840,637.79	1,005,071,827.15

Deal Distribution Total					325,062.72	3,911,441.38	0.00	0.00	4,236,504.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162BBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162BBB7	705.99089021	3.77979902	2.00601432	0.00000000	0.00000000	0.00000000	0.00000000	5.78581334	702.21109119
A-3	08162BBC5	1,000.00000000	0.00000000	2.71800000	0.00000000	0.00000000	0.00000000	0.00000000	2.71800000	1,000.00000000
A-4	08162BBD3	1,000.00000000	0.00000000	2.73375001	0.00000000	0.00000000	0.00000000	0.00000000	2.73375001	1,000.00000000
A-5	08162BBE1	1,000.00000000	0.00000000	2.95175001	0.00000000	0.00000000	0.00000000	0.00000000	2.95175001	1,000.00000000
A-SB	08162BBF8	1,000.00000000	0.00000000	2.82766694	0.00000000	0.00000000	0.00000000	0.00000000	2.82766694	1,000.00000000
A-S	08162BBJ0	1,000.00000000	0.00000000	3.15333333	0.00000000	0.00000000	0.00000000	0.00000000	3.15333333	1,000.00000000
B	08162BBK7	1,000.00000000	0.00000000	3.29608335	0.00000000	0.00000000	0.00000000	0.00000000	3.29608335	1,000.00000000
C	08162BBL5	1,000.00000000	0.00000000	3.12500012	0.00000000	0.00000000	0.00000000	0.00000000	3.12500012	1,000.00000000
D	08162BAJ1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	08162BAL6	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	08162BAN2	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
G	08162BAQ5	1,000.00000000	0.00000000	2.76000000	0.00000000	0.00000000	0.00000000	0.00000000	2.76000000	1,000.00000000
H	08162BAS1	1,000.00000000	0.00000000	1.33994629	1.42005372	37.63548323	0.00000000	0.00000000	1.33994629	1,000.00000000
VRR	08162BAY8	962.91495029	0.29576603	3.55891687	0.04615297	1.24079576	0.00000000	0.00000000	3.85468290	962.61918426
R	08162BAW2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	08162BAU6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162BBG6	954.77427838	0.00000000	0.79741917	0.00000000	0.00000000	0.00000000	0.00000000	0.79741917	954.41358779
X-B	08162BBH4	1,000.00000000	0.00000000	0.53069748	0.00000000	0.00000000	0.00000000	0.00000000	0.53069748	1,000.00000000
X-D	08162BAA0	1,000.00000000	0.00000000	1.24391294	0.00000000	0.00000000	0.00000000	0.00000000	1.24391294	1,000.00000000
X-F	08162BAC6	1,000.00000000	0.00000000	0.98391276	0.00000000	0.00000000	0.00000000	0.00000000	0.98391276	1,000.00000000
X-G	08162BAE2	1,000.00000000	0.00000000	0.98391342	0.00000000	0.00000000	0.00000000	0.00000000	0.98391342	1,000.00000000
X-H	08162BAG7	1,000.00000000	0.00000000	0.98391295	0.00000000	0.00000000	0.00000000	0.00000000	0.98391295	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	04/01/23 - 04/30/23	30	0.00	163,891.37	0.00	163,891.37	0.00	0.00	0.00	163,891.37	0.00
A-3	04/01/23 - 04/30/23	30	0.00	55,990.80	0.00	55,990.80	0.00	0.00	0.00	55,990.80	0.00
A-4	04/01/23 - 04/30/23	30	0.00	588,644.72	0.00	588,644.72	0.00	0.00	0.00	588,644.72	0.00
A-5	04/01/23 - 04/30/23	30	0.00	1,121,458.38	0.00	1,121,458.38	0.00	0.00	0.00	1,121,458.38	0.00
A-SB	04/01/23 - 04/30/23	30	0.00	52,637.02	0.00	52,637.02	0.00	0.00	0.00	52,637.02	0.00
X-A	04/01/23 - 04/30/23	30	0.00	682,719.99	0.00	682,719.99	0.00	0.00	0.00	682,719.99	0.00
X-B	04/01/23 - 04/30/23	30	0.00	44,328.63	0.00	44,328.63	0.00	0.00	0.00	44,328.63	0.00
X-D	04/01/23 - 04/30/23	30	0.00	51,950.78	0.00	51,950.78	0.00	0.00	0.00	51,950.78	0.00
X-F	04/01/23 - 04/30/23	30	0.00	17,977.07	0.00	17,977.07	0.00	0.00	0.00	17,977.07	0.00
X-G	04/01/23 - 04/30/23	30	0.00	10,273.04	0.00	10,273.04	0.00	0.00	0.00	10,273.04	0.00
X-H	04/01/23 - 04/30/23	30	0.00	33,388.28	0.00	33,388.28	0.00	0.00	0.00	33,388.28	0.00
A-S	04/01/23 - 04/30/23	30	0.00	395,087.44	0.00	395,087.44	0.00	0.00	0.00	395,087.44	0.00
B	04/01/23 - 04/30/23	30	0.00	141,962.31	0.00	141,962.31	0.00	0.00	0.00	141,962.31	0.00
C	04/01/23 - 04/30/23	30	0.00	126,434.38	0.00	126,434.38	0.00	0.00	0.00	126,434.38	0.00
D	04/01/23 - 04/30/23	30	0.00	58,730.00	0.00	58,730.00	0.00	0.00	0.00	58,730.00	0.00
E	04/01/23 - 04/30/23	30	0.00	45,680.00	0.00	45,680.00	0.00	0.00	0.00	45,680.00	0.00
F	04/01/23 - 04/30/23	30	0.00	50,427.96	0.00	50,427.96	0.00	0.00	0.00	50,427.96	0.00
G	04/01/23 - 04/30/23	30	0.00	28,817.16	0.00	28,817.16	0.00	0.00	0.00	28,817.16	0.00
H	04/01/23 - 04/30/23	30	1,225,558.40	93,658.34	0.00	93,658.34	48,188.36	0.00	0.00	45,469.98	1,277,129.30
VRR	04/01/23 - 04/30/23	30	65,403.97	198,108.30	0.00	198,108.30	2,536.23	0.00	0.00	195,572.07	68,185.07
Totals			1,290,962.37	3,962,165.97	0.00	3,962,165.97	50,724.59	0.00	0.00	3,911,441.38	1,345,314.37

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,236,504.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,978,787.02	Master Servicing Fee	6,044.41
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,437.96
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	440.96
ARD Interest	0.00	Operating Advisor Fee	1,228.38
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	264.57
Extension Interest	0.00	EU Reporting Administrator Fee	2,204.78
Interest Reserve Withdrawal	0.00	Total Fees	16,621.06
Total Interest Collected	3,978,787.02

Principal		Expenses/Reimbursements
Scheduled Principal	325,062.72	Reimbursement for Interest on Advances	41.03
Unscheduled Principal Collections		ASER Amount	43,275.44
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	5,372.01
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,036.11
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	325,062.72	Total Expenses/Reimbursements	50,724.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,911,441.38
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	325,062.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,236,504.10
Total Funds Collected	4,303,849.74	Total Funds Distributed	4,303,849.75

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,058,295,407.37	1,058,295,407.37	Beginning Certificate Balance	1,058,295,407.37
(-) Scheduled Principal Collections	325,062.72	325,062.72	(-) Principal Distributions	325,062.72
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,057,970,344.65	1,057,970,344.65	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,058,863,481.09	1,058,863,481.09	Ending Certificate Balance	1,057,970,344.65
Ending Actual Collateral Balance	1,058,600,696.81	1,058,600,696.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP
	9,999,999 or less	7	46,158,653.90	4.36%	71	4.8716	2.021247	1.49 or less	9	132,365,226.76	12.51%	72	4.8719	0.862988
10,000,000 to 19,999,999		12	168,565,108.88	15.93%	68	4.6905	1.928615	1.50 to 1.74	9	231,118,052.58	21.85%	67	4.7308	1.613294
20,000,000 to 24,999,999		5	114,060,666.68	10.78%	51	4.7147	2.352576	1.75 to 1.99	3	58,624,602.18	5.54%	72	4.5974	1.897863
25,000,000 to 49,999,999		15	467,901,370.07	44.23%	71	4.4824	2.198139	2.00 to 2.24	6	190,895,148.65	18.04%	56	4.7851	2.117073
	50,000,000 or greater	4	250,000,000.00	23.63%	59	4.2542	2.353681	2.25 or greater	16	433,682,769.36	40.99%	66	4.1343	3.000288
	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP	Virginia	1	13,114,489.73	1.24%	72	4.7600	1.580000
Alabama	2	8,600,000.00	0.81%	71	4.5700	3.239356	Washington	2	58,900,000.00	5.57%	72	4.0121	4.340950
Arizona	1	8,727,896.17	0.82%	72	4.7500	1.580000	Wisconsin	1	3,067,021.72	0.29%	71	4.6600	2.134548
California	7	190,545,000.00	18.01%	68	4.2114	2.026969	Totals	254	1,057,970,344.65	100.00%	65	4.5114	2.194317
Florida	2	33,750,000.00	3.19%	29	4.8569	3.455556
									Property Type³
Georgia	4	48,116,776.64	4.55%	72	4.6000	2.137438
Hawaii	186	78,000,000.00	7.37%	69	4.3100	2.401269		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	46,495,276.62	4.39%	56	4.8089	2.430600		Properties	Balance	Agg. Bal.			DSCR¹
Iowa	3	2,334,344.31	0.22%	71	4.6600	2.134548	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP
Louisiana	1	26,575,000.00	2.51%	72	4.9580	2.040000	Industrial	32	95,766,843.41	9.05%	72	4.6033	2.030147
Manitoba	1	1,175,691.66	0.11%	71	4.6600	2.134548	Lodging	15	161,672,753.90	15.28%	44	4.9153	2.175944
Massachusetts	1	7,950,000.00	0.75%	12	5.0650	2.078406	Mixed Use	2	27,845,000.00	2.63%	71	4.9455	1.497061
Michigan	7	28,823,146.86	2.72%	70	4.8051	1.479550	Multi-Family	7	133,678,428.63	12.64%	71	4.8595	1.690369
Minnesota	4	18,339,645.87	1.73%	23	4.9912	2.088630	Office	10	474,770,943.30	44.88%	68	4.2029	2.563977
Missouri	3	38,861,023.12	3.67%	51	4.8748	0.975874	Other	178	73,907,907.42	6.99%	69	4.3100	2.401269
Nebraska	1	868,989.49	0.08%	71	4.6600	2.134548	Retail	6	63,927,146.23	6.04%	72	4.8154	1.147556
New Jersey	1	25,751,370.07	2.43%	72	5.1000	0.090000	Self Storage	3	15,116,776.64	1.43%	72	4.6000	1.433283
New York	5	198,561,152.99	18.77%	71	4.0483	2.387937	Totals	254	1,057,970,344.65	100.00%	65	4.5114	2.194317
North Carolina	4	66,223,264.99	6.26%	69	5.5162	1.626879
Ohio	2	27,601,565.37	2.61%	72	4.8835	1.637062
Ontario	2	3,271,489.83	0.31%	71	4.6600	2.134548
Pennsylvania	3	61,967,588.88	5.86%	72	4.3411	2.271544
South Dakota	2	1,005,301.56	0.10%	71	4.6600	2.134548
Texas	4	36,859,763.65	3.48%	64	4.8848	1.940797
Utah	1	11,200,000.00	1.06%	12	5.0650	2.078406

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP
	3.99999% or less	7	265,200,000.00	25.07%	71	3.8672	2.821968	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	9	264,695,276.62	25.02%	68	4.2565	2.431046	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	20	353,856,660.10	33.45%	65	4.8094	1.892370	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	7	162,933,862.81	15.40%	52	5.2786	1.486273	37 months to 48 months	27	608,186,826.83	57.49%	62	4.5486	2.223008
	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317	49 months or greater	16	438,498,972.70	41.45%	70	4.4419	2.170268
								Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP
	84 months or less	43	1,046,685,799.53	98.93%	65	4.5039	2.200913	Interest Only	28	832,630,000.00	78.70%	66	4.4132	2.391125
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	15	214,055,799.53	20.23%	65	4.8567	1.461029
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	11,284,545.12	1.07%	71	5.2100	NAP			No outstanding loans in this group
Underwriter's Information		12	314,901,776.64	29.76%	61	4.7032	2.525996
	12 months or less	31	731,784,022.89	69.17%	67	4.4182	2.061023
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	1,057,970,344.65	100.00%	65	4.5114	2.194317
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A13	30502513	OF	New York	NY	Actual/360	3.914%	244,625.00	0.00	0.00	N/A	03/11/29	--	75,000,000.00	75,000,000.00	05/11/23
1A24	30502522				Actual/360	3.914%	81,541.67	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	05/11/23
2A63	30502486	Various Various		HI	Actual/360	4.310%	107,750.00	0.00	0.00	N/A	02/07/29	--	30,000,000.00	30,000,000.00	05/07/23
2A82	30502490				Actual/360	4.310%	93,383.33	0.00	0.00	N/A	02/07/29	--	26,000,000.00	26,000,000.00	05/07/23
2A62	30502485				Actual/360	4.310%	79,016.67	0.00	0.00	N/A	02/07/29	--	22,000,000.00	22,000,000.00	05/07/23
3	30315983	OF	New York	NY	Actual/360	3.990%	249,375.00	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	05/08/23
4A6	30502552	OF	San Francisco	CA	Actual/360	3.850%	80,208.33	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	05/06/23
4A7	30502553				Actual/360	3.850%	80,208.33	0.00	0.00	N/A	03/06/29	--	25,000,000.00	25,000,000.00	05/06/23
5A7	30502800	LO	Various	Various	Actual/360	4.958%	103,291.67	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	05/01/23
5A8	30502801				Actual/360	4.958%	103,291.67	0.00	0.00	N/A	05/01/29	--	25,000,000.00	25,000,000.00	05/01/23
6	30316183	LO	Various	Various	Actual/360	5.065%	211,041.67	0.00	0.00	N/A	05/06/24	--	50,000,000.00	50,000,000.00	05/06/23
7	30316184	OF	Reading	PA	Actual/360	4.350%	181,250.00	0.00	0.00	N/A	05/06/29	--	50,000,000.00	50,000,000.00	05/06/23
8	30315742	OF	Cary	NC	Actual/360	5.742%	231,366.84	0.00	0.00	N/A	01/01/29	--	48,350,000.00	48,350,000.00	05/01/23
9	30315992	OF	Sunnyvale	CA	Actual/360	4.026%	142,583.33	0.00	0.00	04/06/29	06/06/34	--	42,500,000.00	42,500,000.00	05/06/23
10A1B	30316078	OF	Bellevue	WA	Actual/360	3.543%	88,580.79	0.00	0.00	05/06/29	10/06/30	--	30,000,000.00	30,000,000.00	05/06/23
10A1C	30316079				Actual/360	3.543%	30,117.47	0.00	0.00	05/06/29	10/06/30	--	10,200,000.00	10,200,000.00	05/06/23
11	30502973	IN	Fremont	CA	Actual/360	4.410%	139,650.00	0.00	0.00	N/A	05/06/29	--	38,000,000.00	38,000,000.00	05/06/23
12	30316186	MF	Lisle	IL	Actual/360	4.935%	143,937.50	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	05/06/23
13	30316187	OF	San Francisco	CA	Actual/360	4.060%	116,048.33	0.00	0.00	N/A	05/06/29	--	34,300,000.00	34,300,000.00	05/06/23
14	30316188	MF	Austell	GA	Actual/360	4.600%	126,500.00	0.00	0.00	N/A	05/06/29	--	33,000,000.00	33,000,000.00	05/06/23
15	30502778	RT	Howell	NJ	Actual/360	5.100%	109,589.07	34,292.62	0.00	N/A	05/01/29	--	25,785,662.69	25,751,370.07	10/01/21
16	30316189	IN	Various	Various	Actual/360	4.660%	95,665.92	0.00	0.00	N/A	04/06/29	--	24,635,000.00	24,635,000.00	05/06/23
17	30502953	LO	Melbourne	FL	Actual/360	4.819%	98,381.79	0.00	0.00	N/A	06/01/24	--	24,500,000.00	24,500,000.00	05/01/23
18	30502725	OF	Kansas City	MO	Actual/360	4.950%	94,706.14	33,398.66	0.00	N/A	05/01/26	--	22,959,065.34	22,925,666.68	05/01/23
19	30316190	MF	Detroit	MI	Actual/360	4.750%	78,785.41	34,708.68	0.00	N/A	03/06/29	--	19,903,681.38	19,868,972.70	05/06/23
20	30503026	MU	New York	NY	Actual/360	4.830%	80,500.00	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	05/06/23
22	30316191	MF	Tumwater	WA	Actual/360	5.020%	78,228.33	0.00	0.00	N/A	04/06/29	--	18,700,000.00	18,700,000.00	05/06/23
23	30316192	IN	Midland	TX	Actual/360	4.920%	66,770.16	25,255.98	0.00	N/A	06/06/29	--	16,285,404.63	16,260,148.65	05/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
24	30316193	LO	Saint Louis	MO	Actual/360	4.770%	61,544.89	24,725.94	0.00	N/A	05/06/29	--	15,482,990.11	15,458,264.17	05/06/23
25	30316194	SS	Various	GA	Actual/360	4.600%	58,026.86	20,664.05	0.00	N/A	05/06/29	--	15,137,440.69	15,116,776.64	05/06/23
26	30316195	MF	Cleveland	OH	Actual/360	4.990%	61,718.33	20,120.82	0.00	N/A	05/06/29	--	14,842,084.01	14,821,963.19	05/06/23
27	30316196	LO	Lynchburg	VA	Actual/360	4.760%	52,104.15	21,010.89	0.00	N/A	05/06/29	--	13,135,500.62	13,114,489.73	05/06/23
28	30316197	IN	Moraine	OH	Actual/360	4.760%	50,773.64	20,474.35	0.00	N/A	05/06/29	--	12,800,076.53	12,779,602.18	04/06/23
29	30502811	OF	Deerfield	IL	Actual/360	4.425%	42,489.96	27,423.32	0.00	N/A	05/06/24	--	11,522,699.94	11,495,276.62	05/06/23
30	30316198	MF	Houston	TX	Actual/360	5.210%	49,067.11	16,900.35	0.00	N/A	04/06/29	--	11,301,445.47	11,284,545.12	05/06/23
32	30316200	RT	Lubbock	TX	Actual/360	4.900%	42,315.69	13,410.62	0.00	N/A	05/06/29	--	10,363,025.62	10,349,615.00	05/06/23
33	30502978	RT	Hershey	PA	Actual/360	4.250%	36,833.33	0.00	0.00	N/A	05/06/29	--	10,400,000.00	10,400,000.00	05/06/23
34	30316201	RT	Phoenix	AZ	Actual/360	4.750%	34,596.81	12,351.45	0.00	N/A	05/06/29	--	8,740,247.62	8,727,896.17	05/06/23
35	30316202	LO	Pell City	AL	Actual/360	4.570%	32,751.67	0.00	0.00	N/A	04/06/29	--	8,600,000.00	8,600,000.00	05/06/23
36	30502422	MU	San Francisco	CA	Actual/360	5.240%	34,256.50	0.00	0.00	N/A	03/06/29	--	7,845,000.00	7,845,000.00	05/06/23
37	30502812	MF	San Francisco	CA	Actual/360	5.100%	31,025.00	0.00	0.00	N/A	05/06/29	--	7,300,000.00	7,300,000.00	05/06/23
38	30316203	MF	Flint	MI	Actual/360	5.140%	21,395.27	7,511.47	0.00	N/A	05/06/29	--	4,995,004.21	4,987,492.74	04/06/23
39	30316204	RT	Lubbock	TX	Actual/360	4.550%	18,958.33	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	05/06/23
40	30316205	RT	Jacksonville	NC	Actual/360	4.700%	14,535.06	12,813.52	0.00	N/A	05/06/29	--	3,711,078.51	3,698,264.99	05/06/23
Totals							3,978,787.02	325,062.72	0.00				1,058,295,407.37	1,057,970,344.65

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A13	55,379,778.20	13,684,417.31	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A24	55,379,778.20	13,684,417.31	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A62	63,050,807.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A63	63,050,807.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A82	63,050,807.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	24,305,499.56	5,290,164.12	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A6	50,426,610.34	13,645,990.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4A7	50,426,610.34	13,645,990.08	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5A7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,374,726.04	1,658,706.77	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,047,125.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	19,991,022.80	5,360,544.92	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1B	30,059,394.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10A1C	30,059,394.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	6,812,432.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	5,699,183.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,538,532.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,945,835.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	566,231.56	0.00	--	--	02/09/23	10,187,450.78	852,700.49	100,259.22	1,880,006.81	0.00	0.00
16	3,207,544.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,952,640.87	1,347,452.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,631,865.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,560,423.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	3,785,295.28	982,093.88	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,531,636.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,433,951.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
24	264,371.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,347,089.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,543,422.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,867,586.57	0.00	--	--	--	0.00	0.00	70,914.66	70,914.66	0.00	0.00
29	4,428,792.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	773,091.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,170,834.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	947,743.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	742,438.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	284,938.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,080,243.81	0.00	--	--	--	0.00	0.00	28,776.66	28,776.66	0.00	0.00
39	620,936.21	171,693.63	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	463,108.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	573,802,531.75	69,471,470.61				10,187,450.78	852,700.49	199,950.54	1,979,698.13	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/23	0	0.00	0	0.00	1	25,751,370.07	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511442%	4.492597%	65
04/17/23	0	0.00	0	0.00	1	25,785,662.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511542%	4.492696%	66
03/17/23	0	0.00	0	0.00	1	25,816,168.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511633%	4.492785%	67
02/17/23	0	0.00	0	0.00	1	25,857,482.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511751%	4.492902%	68
01/18/23	0	0.00	0	0.00	1	25,887,673.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511841%	4.492990%	69
12/16/22	0	0.00	0	0.00	1	25,917,733.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.511930%	4.493078%	70
11/18/22	0	0.00	0	0.00	1	25,951,321.92	0	0.00	0	0.00	0	0.00	0	0.00	1	18,961,787.78	4.512028%	4.493175%	71
10/17/22	0	0.00	0	0.00	1	25,981,103.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.532989%	4.514214%	72
09/16/22	0	0.00	0	0.00	1	26,014,423.65	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.533107%	4.514330%	73
08/17/22	0	0.00	0	0.00	1	26,043,929.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.533211%	4.514433%	74
07/15/22	0	0.00	0	0.00	1	26,073,305.50	0	0.00	0	0.00	0	0.00	0	0.00	1	11,000,000.00	4.533316%	4.514537%	75
06/17/22	0	0.00	0	0.00	1	26,106,235.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.539041%	4.520287%	77
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
15	30502778	10/01/21	18	6	100,259.22	1,880,006.81	93,713.09		26,353,736.41	09/10/20	1
28	30316197	04/06/23	0	B	70,914.66	70,914.66	0.00		12,800,076.53
38	30316203	04/06/23	0	B	28,776.66	28,776.66	0.00		4,995,004.21
Totals					199,950.54	1,979,698.13	93,713.09		44,148,817.15
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		61,495,277	61,495,277		0	0
13 - 24 Months		24,500,000	24,500,000		0	0
25 - 36 Months		22,925,667	22,925,667		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		949,049,401	923,298,031	25,751,370		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-23	1,057,970,345	1,032,218,975	0	0	25,751,370	0
Apr-23	1,058,295,407	1,032,509,745	0	0	25,785,663	0
Mar-23	1,058,591,291	1,032,775,122	0	0	25,816,168	0
Feb-23	1,058,969,710	1,033,112,228	0	0	25,857,482	0
Jan-23	1,059,262,795	1,033,375,121	0	0	25,887,674	0
Dec-22	1,059,554,664	1,033,636,931	0	0	25,917,733	0
Nov-22	1,059,873,365	1,033,922,043	0	0	25,951,322	0
Oct-22	1,079,124,490	1,053,143,387	0	0	25,981,103	0
Sep-22	1,079,466,639	1,053,452,215	0	0	26,014,424	0
Aug-22	1,079,776,234	1,053,732,305	0	0	26,043,929	0
Jul-22	1,080,084,529	1,054,011,224	0	0	26,073,306	0
Jun-22	1,091,422,774	1,065,316,538	0	0	26,106,236	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
15	30502778	25,751,370.07	26,353,736.41	33,400,000.00	12/01/22	301,346.01	0.09000	09/30/22	05/01/29	312
Totals		25,751,370.07	26,353,736.41	33,400,000.00		301,346.01

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
15	30502778	RT	NJ	09/10/20	1
5/11/2023 - A Receiver is currently in place at the Property. An approved loan modification is being documented.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
17	30502953	0.00	4.81870%	0.00	4.81870%	8	12/31/20	12/31/20	01/26/21
20	30503026	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
24	30316193	0.00	4.77000%	0.00	4.77000%	10	12/30/20	07/06/20	01/14/21
27	30316196	13,760,675.31	4.76000%	13,760,675.31	4.76000%	8	06/29/20	06/29/20	06/29/20
39	30316204	0.00	4.55000%	0.00	4.55000%	10	09/27/21	09/27/21	01/25/22
Totals		13,760,675.31		13,760,675.31
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	5,372.01	0.00	0.00	43,275.44	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	983.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	862.71	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	5.46	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	189.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	35.57	0.00	0.00	0.00
Total	0.00	0.00	5,372.01	0.00	2,036.11	43,275.44	0.00	0.00	41.03	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		50,724.59

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Supplemental Notes
Risk Retention

Pursuant to the PSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "EU Risk Retention" tab for the Benchmark 2019-B11 Mortgage Trust transaction, certain information provided to the

Certificate Administrator regarding the Retaining Sponsor's compliance with the EU Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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